CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - R.R. Donnelley & Sons - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Courier Corporation
Issuance of stock for acquisitions of businesses	8
Esselte Corporation
Issuance of stock for acquisitions of businesses		1